Shareholders' Equity - Characteristics of BSA share warrant plans (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Jan. 01, 2020 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued				10,000
BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free share award plans | item						3
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item		195,000
Number of shares per BSA | shares	1	1	1
Subscription premium price per share ()	€ 0.534	€ 0.534	€ 0.534
Exercise price (in euros)	€ 6.675	€ 6.675	€ 6.675	€ 6.67	€ 6.67
Fair value per BSA at grant date () | €	€ 2.47	€ 2.47	€ 2.47
Expected volatility			40.00%
Average life (years)			6
Risk free rate			0.22%
BSA - 2017 plan | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
BSA - 2017 plan | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
BSA - 2017 plan | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued					126,000
Exercise price (in euros)	€ 6.070	€ 6.070	€ 6.070	€ 6.07	€ 6.067
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item		126,000
Number of shares per BSA | shares	1	1	1
Subscription premium price per share ()	€ 0.480	€ 0.480	€ 0.480
Exercise price (in euros)	€ 6.067	€ 6.067	€ 6.067
Fair value per BSA at grant date () | €	€ 1.98	€ 1.98	€ 1.98
Expected volatility			40.00%
Average life (years)			6
Risk free rate			0.30%
BSA 2018-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
BSA 2018-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Issued | item		10,000
Number of shares per BSA | shares	1	1	1
Subscription premium price per share ()	€ 0.180	€ 0.180	€ 0.180
Exercise price (in euros)	€ 2.200	€ 2.200	€ 2.200
Fair value per BSA at grant date () | €	€ 0.48	€ 0.48	€ 0.48
Expected volatility			40.00%
Average life (years)			5.5
Risk free rate			0.33%
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Issued		10,000	10,000
Number of shares per BSA | shares	1	1	1
Subscription premium price per share ()	€ 0.290	€ 0.290	€ 0.290
Exercise price (in euros)	€ 3.680	€ 3.680	€ 3.680
Fair value per BSA at grant date () | €	€ 0.90	€ 0.90	€ 0.90
Expected volatility			40.00%
Average life (years)			6
Risk free rate			0.00%
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		36,000	36,000
Number of shares per BSA | shares	1	1	1
Subscription premium price per share ()	€ 0.290	€ 0.290	€ 0.290
Exercise price (in euros)	€ 3.680	€ 3.680	€ 3.680
Fair value per BSA at grant date () | €	€ 0.90	€ 0.90	€ 0.90
Expected volatility			40.00%
Average life (years)			6
Risk free rate			0.00%
BSA 2019 ter | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
BSA 2019 ter | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year